Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 08, 2019
Document Creation Date	dei_DocumentCreationDate	Jan. 07, 2019